Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting
Schedule of reconciliation of the company's net income (loss)

The table below shows a reconciliation of the Company’s net income (loss), including the significant expense categories regularly provided to and reviewed by the CODM, as computed under GAAP, to the Company’s net income (loss) in the condensed consolidated statements of operations and comprehensive income (loss) (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Direct research and development expenses by program:
TTI-101:
HCC	$967	$1,599	$1,404	$3,016
IPF	2,830	1,352	3,863	1,968
mBC	(268)	1,878	(268)	2,088
Pre-clinical, CMC, and other (unallocated)(1)	140	229	315	585
TTI-109	822	462	1,180	678
Unallocated research and development expense:
Personnel costs	917	760	1,775	1,555
Consultant fees and other costs(2)	398	251	648	362
General and administrative expense:
Personnel costs	1,038	486	1,647	1,009
Other general and administrative expenses(3)	2,025	164	2,659	368
Interest income	(377)	(206)	(652)	(452)
Other income, net	(12,659)	—	(7,159)	—
Net income (loss)	$4,167	$(6,975)	$(5,412)	$(11,177)
(1)	Pre-clinical, CMC, and other (unallocated) costs include pre-clinical testing, CMC, and other direct research and development expenses that are not allocated to a specific program.
(2)	Consultant fees and other costs include expenses incurred for research and development consultants as well as payroll costs for employees within the research and development function.
(3)	Other general and administrative expenses include professional fees, accounting services, rent, and other overhead and administrative expenses.

The table below shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under GAAP, to the Company’s net loss in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Direct research and development expenses by program:
TTI-101:
HCC	$8,583	$2,127
IPF	6,703	3,210
mBC	2,182	646
Pre-clinical, CMC, and other (unallocated) (1)	969	4,373
TTI-109	1,193	1,466
Unallocated research and development expense:
Personnel costs	2,988	2,900
Consultant fees and other costs (2)	1,032	1,144
General and administrative expense:
Personnel costs	2,085	1,882
Other general and administrative expenses (3)	2,372	917
Interest income	(747)	(1,318)
Other (income) expense, net	2,037	—
Net loss	$(29,397)	$(17,347)
(1)	Pre-clinical, CMC, and other (unallocated) costs includes pre-clinical testing, CMC, and other direct research and development expenses that are not allocated to a specific program.
(2)	Consultant fees and other costs includes expenses incurred for research and development consultants as well as payroll costs for employees within the research and development function.
(3)	Other general and administrative expenses include professional fees, accounting services, rent, and other overhead and administrative expenses.